Financial Statements Schedule 1 - Condensed Statements of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Bank balances	¥ 360,000	$ 52,360	¥ 360,000
Total current assets	2,214,759	322,123	2,164,433
Non-current asset
Total assets	3,728,633	542,307	3,846,731
Current and total liabilities
Amount due to a shareholder	9,911	1,441	8,742
Amount due to a subsidiary	9,911	1,441	8,742
Total liabilities	1,189,993	173,077	1,300,109
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2017 and 2018)	136	20	136	$ 0
Additional paid-in capital	392,076	57,025	392,076
Reserves	2,146,428	312,185	2,154,410
Total equity	2,538,640	369,230	2,546,622			¥ 2,537,570		¥ 2,563,494
Total equity and liabilities	3,728,633	$ 542,307	3,846,731
Parent [member]
Current assets
Prepayments	16		15
Bank balances	0		0		¥ 51	51	¥ 139
Total current assets	16		15
Non-current asset
Investment in a subsidiary	940,198		940,198
Total assets	940,214		940,213
Current and total liabilities
Other payables	6,153		5,873
Amount due to a shareholder	9,911		8,742
Amount due to a subsidiary	79,815		70,871
Total liabilities	95,879		85,486
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2017 and 2018)	136		136
Additional paid-in capital	392,076		392,076
Reserves	452,123		462,515
Total equity	844,335		854,727			¥ 858,347		¥ 866,311
Total equity and liabilities	¥ 940,214		¥ 940,213